CAPITAL AND OTHER COMPONENTS OF EQUITY (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Aug. 14, 2018	Jul. 31, 2018	Jun. 30, 2018	Aug. 09, 2017	Jul. 31, 2017	Dec. 31, 2016	Mar. 02, 2016
Statements [Line Items]
Number of shares eligible to be repurchased under Normal Course Issuer Bid			710,893			743,468
Repurchase of shares	569,107	334,212
Common shares issued				14,217,860			14,869,374
Common shares outstanding				14,217,860			14,869,374		15,298,602
Repurchase amount, percentage				5.00%			5.00%
Number of shares repurchased and cancelled under 2017 Normal Course Issuer Bid					743,468
Shares repurchased	$ 7,657	$ 3,406
Share Capital [Member]
Statements [Line Items]
Common shares outstanding	14,111,864	14,561,450						14,878,674
Shares repurchased	$ 2,208	$ 1,313
Contributed Surplus [Member]
Statements [Line Items]
Shares repurchased	$ 5,449	$ 2,093